Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Research and development, expenses	$ 7,629	$ 6,664		$ 7,207
General and administrative expenses	3,246	2,478		7,355
Capital loss	0	0		10
Total operating expenses	10,875	9,142		14,572
Financial expenses (income), net	(253)	(40)		2,912
Loss before income taxes	10,622	9,102		17,484
Income taxes	0	1		1
Net loss	$ 10,622	$ 9,103		$ 17,485
Basic and diluted net loss per share from continuing operations (in dollars per share)	$ 0.96	$ 0.88		$ 3.45
Weighted-average number of shares outstanding used in computing basic and diluted net loss per share (in shares)	11,100,453	10,323,686	[1]	5,069,466	[1]

[1]	Retroactively adjusted to reflect the 729:1 share split, which occurred upon consummation of the Reorganization.